Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Jones Energy, Inc.
Entity Central Index Key	0001573166
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Amendment Description	Jones Energy, Inc. (the "Company") is filing this Current Report on Form 8-K to present updated condensed consolidated guarantor financial information under Rule 3-10 of Regulation S-X with respect to certain subsidiary guarantors of our debt securities, including those that may be offered pursuant to the Registration Statement on Form S-3. Item 8. Financial Statements and Supplementary Data has been recast updating the information originally included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2016. Jones Energy Holdings, LLC ("JEH"), which is a consolidated subsidiary of the Company, previously issued, together with Jones Energy Finance Corp., JEH's wholly owned subsidiary formed for the sole purpose of co-issuing certain of JEH's debt, $500.0 million in aggregate principal amount of 6.75% senior notes due 2022 (the "2022 Notes") and $250.0 million in aggregate principal amount of 9.25% senior notes due 2023 (the "2023 Notes"). As of December 31, 2016, the 2022 Notes and 2023 Notes were guaranteed on a senior unsecured basis by the Company and by all of its significant subsidiaries, other than Nosley SCOOP, LLC and Nosley Acquisition, LLC (the "Additional Subsidiary Guarantors"). The Additional Subsidiary Guarantors became guarantors of the 2022 Notes and 2023 Notes during the first quarter of 2017 and we are therefore recasting the condensed consolidated guarantor financial information to this Current Report on Form 8-K to reflect the Additional Subsidiary Guarantors. In addition, the share and earnings per share information presented in the recast financial statements have been recast to retrospectively adjust for the effects of the 0.087423 per share stock dividend distributed on March 31, 2017 to holders of record of the Company's Class A common stock as of March 15, 2017. Other than the changes described above, no other revisions have been made to the financial statements previously included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2016.
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY